Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Benefit Plans [Abstract]
Information About the Plan's Funded Status and Pension Cost
Information about the plan’s funded status and pension cost follows:

	Pension Benefits
	2015	2014
	(In thousands)
Change in benefit obligation
Beginning of year	$(3,897)	$(3,246)
Service cost	(341)	(294)
Interest cost	(191)	(139)
Actuarial gain (loss)	187	(280)
Benefits paid	274	63

End of year	(3,968)	(3,896)

Change in fair value of plan assets
Beginning of year	4,485	3,947
Actual return on plan assets	(51)	351
Employer contribution	298	250
Benefits paid	(274)	(63)

End of year	4,458	4,485

Funded status at end of year	$490	$589

Components of Net Periodic Benefit Cost
Amounts recognized in accumulated other comprehensive loss not yet recognized as components of net periodic benefit cost consist of:

	Pension Benefits
	2015	2014
	(In thousands)

Unamortized net loss	$1,196	$998
Unamortized prior service	(935)	(1,023)

	$261	$(25)

Information For the Pension Plan With Respect To Accumulated Benefit Obligation And Plan Assets
Information for the pension plan with respect to accumulated benefit obligation and plan assets is as follows:

	December 31,
	2015	2014
	(In thousands)

Projected benefit obligation	$3,968	$3,896
Accumulated benefit obligation	$3,804	$3,847
Fair value of plan assets	$4,458	$4,485

Pension Expense
	December 31,
	2015	2014
	(In thousands)

Components of net periodic benefit cost
Service cost	$341	$294
Interest cost	191	139
Expected return on plan assets	(377)	(331)
Amortization of prior service (credit) cost	(89)	(89)
Amortization of net loss	43	30

Net periodic benefit cost	$109	$43

Summary of Significant Assumptions
Significant assumptions include:

	Pension Benefits
	2015	2014

Weighted-average assumptions used to determine benefit obligation:
Discount rate	5.26%	4.98%
Rate of compensation increase	3.00%	3.00%

Weighted-average assumptions used to determine benefit cost:
Discount rate	5.26%	4.34%
Expected return on plan assets	7.50%	8.00%
Rate of compensation increase	3.00%	3.00%

Summary of Benefit Payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2015:

Pension
Benefits
(In thousands)

2016	$413
2017	470
2018	372
2019	216
2020	753
2021-2024	1,561

Total	$3,785

Target Asset Allocation Percentages
The target asset allocation percentages for both 2015 and 2014 are as follows:

Large-Cap stocks	Not to exceed 60%
SMID-Cap stocks	Not to exceed 20%
International equity securities	Not to exceed 15%
Fixed income investments	Not to exceed 40%
Alternative investments	Not to exceed 20%

Investment of Fair Value of Plan Assets as a Percentage of the Total
At December 31, 2015 and 2014, the fair value of plan assets as a percentage of the total was invested in the following:

	December 31,
	2015	2014

Equity securities	75.3%	77.9%
Debt securities	23.9	22.0
Cash and cash equivalents	0.8	0.1

	100.0%	100.0%

Fair Values of Company's Pension Plan By Asset Category
The fair values of Company’s pension plan assets at December 31st, by asset category are as follows:

December 31, 2015
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Asset Category	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In thousands)

Mutual money market	$37	$37	$––	$––
Mutual funds – equities
International	494	494	––	––
Large Cap	1,876	1,876	––	––
Small and Mid Cap	985	985	––	––
Mutual funds – fixed income
Core bond	845	845	––	––
High yield corporate	221	221	––	––

Total	$4,458	$4,458	$––	$––

December 31, 2014
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Asset Category	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In thousands)

Mutual money market	$33	$33	$––	$––
Mutual funds – equities
International	464	464	––	––
Large Cap	1,828	1,828	––	––
Small and Mid Cap	1,202	1,202	––	––
Mutual funds – fixed income
Core bond	712	712	––	––
High yield corporate	246	246	––	––

Total	$4,485	$4,485	$––	$––

Share Information for the ESOP
Share information for the ESOP is as follows at December 31, 2015 and 2014:

	2015	2014

Allocated shares at beginning of the year	$199,242	$171,930
Shares released for allocation during the year	23,635	23,635
Net shares acquired on reinvestment of cash or (distributed) due to retirement/diversification	44,681	3,677
Unearned shares	118,176	141,811

Total ESOP shares	385,734	341,053

Fair value of unearned shares at December 31st	$1,133,000	$1,144,000